Contract Liabilities (Customer Advances) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2020
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Contract liabilities	$ 2,010,422,000	$ 1,994,236,000		$ 858,965,000
Less: Contract liabilities presented under long-term liabilities	354,319,000	217,075,000
Contract liabilities	1,656,103,000	1,777,161,000
Increase in contract liabilities	$ 16,187,000	$ 192,164,000	$ 617,740,000